Investment Property, Net - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,955,896	₩ 1,616,294	₩ 1,074,031
Fair value [member] | 6 Subsidiaries, including POSCO(Dalian) IT Center Development Co.,Ltd [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ 2,817,584